SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Computer Equipment
Property, Plant and Equipment, Useful Life		5 years
Software
Property, Plant and Equipment, Useful Life	3 years	3 years
Minimum | Computer Equipment
Property, Plant and Equipment, Useful Life	3 years
Maximum | Computer Equipment
Property, Plant and Equipment, Useful Life	5 years